Interest-bearing Loans and Borrowings - Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	$ 9,636	$ 10,487
Undrawn committed facilities	3,745	3,983
Within 1 year
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	1,491	549
Undrawn committed facilities	0	19
Between 1 and 2 years
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	688	1,422
Undrawn committed facilities	0	0
Between 2 and 3 years
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	1,202	676
Undrawn committed facilities	0	0
Between 3 and 4 years
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	799	1,277
Undrawn committed facilities	3,736	0
Between 4 and 5 years
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	890	845
Undrawn committed facilities	9	3,964
After 5 years
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	4,566	5,718
Undrawn committed facilities	$ 0	$ 0